Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

9. Segment Information

Beginning June 2011, as a result of the disposition of our Digital Business and our decision to sell the New Zealand Business as discussed in Note 14, we changed our reportable segments. The most significant of these changes is that the reportable segment previously referred to as the Worldwide Digital Business is no longer reported separately in our management reporting as the operations associated with the Domain Name Product Line and the Digital Business are reported as discontinued operations. Also, the intellectual property escrow services business, which we continue to own and operate and was previously reported in the Worldwide Digital Business segment, is now reported as a component of the North American Physical Business segment. Additionally, the International Physical Business segment no longer includes the New Zealand Business as these operations are reported as discontinued operations.

Our operating segments and Corporate are as follows:

•        North American Physical Business—throughout the United States and Canada, the storage of paper documents, as well as all other media such as microfilm and microfiche, master audio and videotapes, film, X-rays and blueprints, including healthcare information services, vital records services, service and courier operations, and the collection, handling and disposal of sensitive documents for corporate customers (“Hard Copy”); the storage and rotation of backup computer media as part of corporate disaster recovery plans, including service and courier operations (“Data Protection”); information destruction services (“Destruction”); the storage, assembly, and detailed reporting of customer marketing literature and delivery to sales offices, trade shows and prospective customers’ sites based on current and prospective customer orders (“Fulfillment”), and intellectual property escrow services that protect and manage source code.

•        Europe—information management services throughout Europe, including Hard Copy, Data Protection and Destruction (in the U.K. and Ireland).

•        Latin America—information management services throughout Mexico, Brazil, Chile, Argentina and Peru, including Hard Copy, Data Protection and Destruction.

•        Asia Pacific—information management services throughout Australia, including Hard Copy, Data Protection and Destruction; and in certain cities in India, Singapore, Hong Kong-SAR and China, including Hard Copy and Data Protection.

•        Corporate—consists of costs related to executive and staff functions, including finance, human resources and information technology, which benefit the enterprise as a whole. These costs are primarily related to the general management of these functions on a corporate level and the design and development of programs, policies and procedures that are then implemented in the individual segments, with each segment bearing its own cost of implementation. Corporate also includes stock-based employee compensation expense associated with all Employee Stock-Based Awards.

The Latin America, Asia Pacific and Europe operating segments have been aggregated given their similar economic characteristics, products, customers and processes and reported as one reportable segment, “International Physical Business.”

An analysis of our business segment information and reconciliation to the consolidated financial statements is as follows:

	North American	International
	Physical	Physical		Total
	Business	Business	Corporate	Consolidated
2008
Total Revenues	$2,093,723	$756,833	$—	$2,850,556
Depreciation and Amortization	142,284	77,533	37,438	257,255
Depreciation	131,336	63,174	37,256	231,766
Amortization	10,948	14,359	182	25,489
Adjusted OIBDA	778,977	137,866	(158,006)	758,837
Total Assets(1)	4,402,721	1,499,662	454,471	6,356,854
Expenditures for Segment Assets	225,985	170,826	27,784	424,595
Capital Expenditures	181,350	144,688	27,784	353,822
Cash Paid for Acquisitions, Net of Cash acquired	35,424	21,208	—	56,632
Additions to Customer Relationship and Acquisition Costs	9,211	4,930	—	14,141
2009
Total Revenues	2,129,777	674,888	—	2,804,665
Depreciation and Amortization	174,096	73,387	33,322	280,805
Depreciation	162,400	60,678	33,091	256,169
Amortization	11,696	12,709	231	24,636
Adjusted OIBDA	871,169	125,460	(164,259)	832,370
Total Assets(1)	4,690,690	1,705,657	450,487	6,846,834
Expenditures for Segment Assets	160,784	114,171	28,768	303,723
Capital Expenditures	153,273	108,908	28,768	290,949
Cash Paid for Acquisitions, Net of Cash acquired	256	1,777	—	2,033
Additions to Customer Relationship and Acquisition Costs	7,255	3,486	—	10,741
2010
Total Revenues	2,199,487	717,169	—	2,916,656
Depreciation and Amortization	185,483	85,100	36,790	307,373
Depreciation	172,713	72,158	36,567	281,438
Amortization	12,770	12,942	223	25,935
Adjusted OIBDA	975,528	132,592	(173,798)	934,322
Total Assets(1)	4,363,805	1,671,219	374,709	6,409,733
Expenditures for Segment Assets	135,825	121,366	34,571	291,762
Capital Expenditures	120,162	104,804	34,571	259,537
Cash Paid for Acquisitions, Net of Cash acquired	5,675	13,348	—	19,023
Additions to Customer Relationship and Acquisition Costs	9,988	3,214	—	13,202

(1)                     Excludes all intercompany receivables or payables and investment in subsidiary balances.

The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted OIBDA for each segment is defined as operating income before depreciation, amortization, goodwill impairment and (gain) loss on disposal/writedown of property, plant and equipment, net which are directly attributable to the segment. Internally, we use Adjusted OIBDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.

A reconciliation of Adjusted OIBDA to income from continuing operations before provision for income taxes on a consolidated basis is as follows:

	Years Ended December 31,
	2008	2009	2010
Adjusted OIBDA	$758,837	$832,370	$934,322
Less: Depreciation and Amortization	257,255	280,805	307,373
Goodwill Impairment (See Note 2.g. and Note 14)	—	—	85,909
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	7,522	168	(10,994)
Interest Expense, Net	222,448	214,640	206,510
Other Expense (Income), Net	31,505	(12,486)	9,035

Income from Continuing Operations before Provision for Income Taxes	$240,107	$349,243	$336,489

Information as to our operations in different geographical areas is as follows:

	Years Ended December 31,
	2008	2009	2010
Revenues:
United States	$1,892,972	$1,930,237	$1,964,843
United Kingdom	382,971	292,685	295,462
Canada	197,031	196,246	231,477
Other International	377,582	385,497	424,874
Total Revenues	$2,850,556	$2,804,665	$2,916,656

Long-lived Assets:
United States	$3,728,501	$3,736,626	$3,341,241
United Kingdom	596,631	617,141	552,309
Canada	355,878	425,838	448,485
Other International	699,452	855,804	861,896
Total Long-lived Assets	$5,380,462	$5,635,409	$5,203,931

Information as to our revenues by product and service lines is as follows:

	Years Ended December 31,
	2008	2009	2010
Revenues:
Records Management(1)(2)	$2,049,413	$2,048,032	$2,110,503
Data Protection & Recovery(1)(3)	505,665	507,183	527,513
Information Destruction(1)(4)	295,478	249,450	278,640
Total Revenues	$2,850,556	$2,804,665	$2,916,656

(1)         Each of the service offerings within our product and service lines has a component of revenue that is storage related and a component that is service revenues, except the Information Destruction service offering, which does not have a storage component.

(2)         Includes Business Records Management, Compliant Records Management and Consulting Services, Hybrid Services, Fulfillment Services, Health Information Management Solutions, Film and Sound Archives and Energy Data Services.

(3)         Includes Physical Data Protection & Recovery Services and Intellectual Property Management.

(4)         Includes Physical Secure Shredding and Compliant Information Destruction.